Interest Bearing Loans and Borrowings - Schedule of Interest Bearing Loans and Borrowings (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Unsecured other borrowings, current	¥ 23,000
Interest-bearing loans and borrowings	6,046	¥ 0
Unsecured Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	10,000	10,000
Interest-bearing loans and borrowings	23,000
Unsecured Other Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured other borrowings, current	¥ 20,000	¥ 50,000